LOANS, FINANCING AND DEBENTURES - Additional Information (Details) R$ in Thousands	Mar. 31, 2022 BRL (R$)
Non-controlled companies guarantees
Disclosure of detailed information about borrowings [line items]
Outstanding Balance	R$ 31,002,274
Guarantees of controlled companies
Disclosure of detailed information about borrowings [line items]
Outstanding Balance	R$ 12,272,993